Revenue Recognition - Schedule of Revenues Recognized by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 185,360	$ 164,957
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	182,573	163,133
Product Revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	181,838	162,742
Product Revenue | All Other
Disaggregation of Revenue [Line Items]
Total revenue	735	391
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	2,787	1,824
Service Revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,787	1,781
Service Revenue | All Other
Disaggregation of Revenue [Line Items]
Total revenue		$ 43